Segment information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Revenues	$ 468,526	$ 458,059	$ 462,486
Costs	183,736	152,304	159,559
Gross profit / (loss)	284,790	305,755	302,927
Net loss from fair value adjustment of investment properties	2,500	488,794	254,567
General and administrative expenses	68,639	71,149	100,070
Selling expenses	23,982	24,200	23,365
Other operating results, net	(17,054)	(6,648)	(37,271)
Loss from operations	172,615	(285,036)	(112,346)
Share of profit / (loss) of associates and joint ventures	27,924	47,454	13,580
Segment profit / (loss)	200,539	(237,582)	(98,766)
Costs	(183,736)	(152,304)	(159,559)
General and administrative expenses	(68,639)	(71,149)	(100,070)
Selling expenses	(23,982)	(24,200)	(23,365)
Operations Center in Israel [Member]
Statement [Line Items]
Revenues	468,526	458,059	462,486
Costs	183,736	152,304	159,559
Gross profit / (loss)	284,790	305,755	302,927
Net loss from fair value adjustment of investment properties	(2,500)	(488,794)	(254,567)
General and administrative expenses	68,639	71,149	100,070
Selling expenses	23,982	24,200	23,365
Other operating results, net	(17,054)	(6,648)	(37,271)
Loss from operations	172,615	(285,036)	(112,346)
Share of profit / (loss) of associates and joint ventures	27,924	47,454	13,580
Segment profit / (loss)	200,539	(237,582)	(98,766)
Reportable assets	3,362,069	3,125,471	3,686,059
Reportable liabilities	(1,690,102)	(1,518,742)	(1,680,019)
Net reportable assets	1,671,967	1,606,729	2,006,040
Costs	(183,736)	(152,304)	(159,559)
General and administrative expenses	(68,639)	(71,149)	(100,070)
Selling expenses	(23,982)	(24,200)	(23,365)
Operations Center in Israel [Member] | Income and Other Comprehensive Income, Total [Member]
Statement [Line Items]
Revenues	374,662	377,202	374,521
Costs	87,365	67,990	68,638
Gross profit / (loss)	287,297	309,212	305,883
Net loss from fair value adjustment of investment properties	27	(489,302)	(265,106)
General and administrative expenses	69,135	71,355	100,686
Selling expenses	24,108	24,387	23,507
Other operating results, net	(17,199)	(7,240)	(37,730)
Loss from operations	176,882	(283,072)	(121,146)
Share of profit / (loss) of associates and joint ventures	25,332	47,068	20,145
Segment profit / (loss)	202,214	(236,004)	(101,001)
Reportable assets	2,741,621	2,711,915	3,289,229
Reportable liabilities	0	0	0
Net reportable assets	2,741,621	2,711,915	3,289,229
Costs	(87,365)	(67,990)	(68,638)
General and administrative expenses	(69,135)	(71,355)	(100,686)
Selling expenses	(24,108)	(24,387)	(23,507)
Operations Center in Israel [Member] | Elimination of Inter-Segment Transactions and Non-reportable Assets / Liabilities [Member]
Statement [Line Items]
Revenues	0	0	0
Costs	0	0	0
Gross profit / (loss)	0	0	0
Net loss from fair value adjustment of investment properties	0	0	0
Selling expenses	0	0	0
Other operating results, net	(197)	36	(269)
Loss from operations	0	0	0
Share of profit / (loss) of associates and joint ventures	0	0	0
Segment profit / (loss)	0	0	0
Reportable assets	621,065	412,955	415,415
Reportable liabilities	(1,690,102)	(1,518,742)	(1,680,019)
Net reportable assets	(1,069,037)	(1,105,787)	(1,264,604)
General and administrative expenses	197	(36)	269
Costs	0	0	0
Selling expenses	0	0	0
Operations Center in Israel [Member] | Expenses and Collective Promotion Funds [Member]
Statement [Line Items]
Revenues	96,036	82,884	90,317
Costs	(96,575)	(84,539)	(91,947)
Gross profit / (loss)	(539)	(1,655)	(1,630)
Net loss from fair value adjustment of investment properties	0	0	0
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results, net	344	584	857
Loss from operations	(195)	(1,071)	(773)
Share of profit / (loss) of associates and joint ventures	0	0	0
Segment profit / (loss)	(195)	(1,071)	(773)
Reportable assets	0	0	0
Reportable liabilities	0	0	0
Net reportable assets	0	0	0
Costs	96,575	84,539	91,947
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Operations Center in Israel [Member] | Joint Ventures [Member]
Statement [Line Items]
Revenues	(2,172)	(2,027)	(2,352)
Costs	204	225	1,026
Gross profit / (loss)	(1,968)	(1,802)	(1,326)
Net loss from fair value adjustment of investment properties	(2,527)	508	10,539
General and administrative expenses	299	242	347
Selling expenses	126	187	142
Other operating results, net	(2)	(28)	(129)
Loss from operations	(4,072)	(893)	9,573
Share of profit / (loss) of associates and joint ventures	2,592	386	(6,565)
Segment profit / (loss)	(1,480)	(507)	3,008
Reportable assets	(617)	601	(18,585)
Reportable liabilities	0	0	0
Net reportable assets	(617)	601	(18,585)
Costs	(204)	(225)	(1,026)
General and administrative expenses	(299)	(242)	(347)
Selling expenses	$ (126)	$ (187)	$ (142)